Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure - Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables and related disclosures have been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K of the Exchange Act (“Item 402(v)”) and provide information about (i) executive compensation for our principal executive officer (“PEO”) and non-PEO NEOs and Company performance for the fiscal years listed below, (ii) the total compensation of our PEO and our non-PEO NEOs (collectively, the “Other NEOs”) as presented in the Summary Compensation Table (SRT) on page 20 and the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v). The below tables and disclosures do not necessarily reflect value actually realized by the NEO or how the Compensation Committee evaluates compensation decisions in light of the Company’s performance or individual performance.

PEO and non-PEO NEOs Compensation and Company Performance Disclosures

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (2)	Value of Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income/(loss) (In Thousands)
2024	$761	$739	$645	$633	$275	$1,677
2023	$509	$554	$475	$509	$97	$(362)

(1)	For 2023 and 2024, our PEO was Jeff Korn.
(2)	For 2024 and 2023, our Other NEOs were Jon Brinton, Anand Buch, Doug Gaylor, Ron Vincent, and David Wang.
(3)

The amounts represent an initial value of $100 on December 31, 2021 at the end of fiscal years ended December 31, 2023 and December 31, 2024 and assumes that all dividends (if applicable) were reinvested.

Reconciliation of Summary Compensation Table to Compensation Actually Paid

A reconciliation of adjustments from our summary compensation table total to compensation actually paid for our PEO and Other NEOs is presented in the table below:

	2024		2023
Adjustments	PEO Jeff Korn	Other NEOs*	PEO Jeff Korn	Other NEOs*
SCT Total	$761	$645	$509	$475
(a)	$(322)	$(236)	$(113)	$(73)
(b)	$235	$172	$-	$-
(c)	$3	$10	$94	$71
(d)	$65	$44	$113	$73
(e)	$(3)	$(2)	$(1)	$1
(f)	$-	$-	$(48)	$(38)
CAP Total	$739	$633	$554	$509

* Amounts presented are averages for the entire group of Other NEOs in each respective year

(a)	(Deduct): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year.
(b)	Add: The year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the fiscal year.
(c)	Add (Deduct): The change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year.
(d)	Add: The fair value as of the vesting date of any awards that are granted and vest in the same year.
(e)	Add (Deduct): For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date.
(f)	(Deduct): For awards granted in prior years that are determined to fail to meet the applicable vesting conditions, deduct the amount equal to the fair value at the end of the prior fiscal year.

Adjustment To PEO Compensation, Footnote

The following tables and related disclosures have been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K of the Exchange Act (“Item 402(v)”) and provide information about (i) executive compensation for our principal executive officer (“PEO”) and non-PEO NEOs and Company performance for the fiscal years listed below, (ii) the total compensation of our PEO and our non-PEO NEOs (collectively, the “Other NEOs”) as presented in the Summary Compensation Table (SRT) on page 20 and the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v). The below tables and disclosures do not necessarily reflect value actually realized by the NEO or how the Compensation Committee evaluates compensation decisions in light of the Company’s performance or individual performance.

PEO and non-PEO NEOs Compensation and Company Performance Disclosures

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (2)	Value of Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income/(loss) (In Thousands)
2024	$761	$739	$645	$633	$275	$1,677
2023	$509	$554	$475	$509	$97	$(362)

Compensation Actually Paid vs. Total Shareholder Return
	2024		2023
Adjustments	PEO Jeff Korn	Other NEOs*	PEO Jeff Korn	Other NEOs*
SCT Total	$761	$645	$509	$475
(a)	$(322)	$(236)	$(113)	$(73)
(b)	$235	$172	$-	$-
(c)	$3	$10	$94	$71
(d)	$65	$44	$113	$73
(e)	$(3)	$(2)	$(1)	$1
(f)	$-	$-	$(48)	$(38)
CAP Total	$739	$633	$554	$509

Additional 402(v) Disclosure [Text Block]

The amounts represent an initial value of $100 on December 31, 2021 at the end of fiscal years ended December 31, 2023 and December 31, 2024 and assumes that all dividends (if applicable) were reinvested.

PEO Total Compensation Amount	$ 761	$ 509
PEO Actually Paid Compensation Amount	739	554
Other NEOs Average Total Compensation Amount	645	475
Other NEOs Average Compensation Actually Paid Amount	633	509
Total Shareholder Return Amount	275	97
Net Income (Loss)	$ 1,677	$ (362)
PEO Name	Jeff Korn	Jeff Korn
Other NEOs Name	Jon Brinton, Anand Buch, Doug Gaylor, Ron Vincent, and David Wang	Jon Brinton, Anand Buch, Doug Gaylor, Ron Vincent, and David Wang